Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents

18.	Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2023	2022
	(€ million)
Cash at banks	€8,981	€9,836
Money market securities measured at FVTPL	17,691	20,870
Other cash equivalents	16,997	15,727
Total Cash and cash equivalents	€43,669	€46,433
Cash and cash equivalents held in certain foreign countries (primarily in Argentina, €470 million and €910 million at
December 31, 2023 and 2022, respectively) were subject to local exchange control regulations providing restrictions on the amount of cash that can leave the country. In addition, a certain amount of cash and cash equivalents was held related to our entities in Russia (€121 million at December 31, 2022). Certain specific uses of these resources may be restricted by the trade and financial sanctions adopted by various governments around the world and the counter-sanctions imposed by the Russian government.
Cash and cash equivalents include €210 million at December 31, 2023 (€107 million at December 31, 2022) held in bank deposits which are restricted to the operations related to securitization programs and warehouse credit facilities of
Stellantis Financial Services U.S. These deposits are primarily used for the collection of the loan installments from customers and the payment of debt and service costs and to the originator Stellantis Financial Services U.S. itself, according to the programs and facilities regulation. Refer to Note 22, Debt for additional information on securitization programs and warehouse credit facilities.